UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number File No. 811-1144
THE FINANCE COMPANY OF PENNSYLVANIA
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip Code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code 215-351-4778
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1.  Reports to Stockholders.

The Report to Stockholders is attached herewith.

The Finance Company of Pennsylvania
Founded 1871

SEMI-ANNUAL REPORT
June 30, 2008

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

BOARD OF DIRECTORS
Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott
Herbert S. Riband, Jr.	Peter Bedell

OFFICERS
Charles E. Mather III, President
Herbert S. Riband, Jr., Secretary-Treasurer
Doranne H. Case, Asst. Secretary-Treasurer
Geralyn McConnell, Assistant Secretary
Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

August 1, 2008

TO OUR SHAREHOLDERS:

The Semi-Annual Report of your Company is enclosed.

At the Annual Meeting April 16, 2008, Charles E. Mather III was elected Director for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

The year so far has presented a troubled and turbulent market. Your Board remains diligent in navigating through these difficult times.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2008 and held through June 30, 2008.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	1/1/08	6/30/08	1/1/08 - 6/30/08

Actual Return	$1,000.00	$927.48	$5.49
Hypothetical 5% Return	$1,000.00	$1,019.30	$5.70

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.25%, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2008 (unaudited)

Asset Allocation — Percentage of the Company’s net assets

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage

Banking, Insurance and Financial; Holding Companies	25.11%
Manufacturing and Diversified	22.94%
Petroleum and Mining	18.76%
International	7.24%
Diversified Holding	4.50%
Food/Retail Merchandising	3.11%
Drugs and Pharmaceuticals	2.82%
Advertising and Communications	2.43%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc	22.96%
Exxon Mobil Corp	16.27%
PA. Warehousing and Safe Deposit Company	4.50%
Harbor International Funds	3.77%
Artisan International Funds	2.87%
Penn Virginia Corp	2.49%
International Business Machines Corp	1.96%
Coca Cola Co	1.55%
Pitney Bowes	1.35%
Johnson and Johnson	1.34%

Total	59.06%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)

ASSETS

Investments — at fair value (Note 1):
Short — Term Securities (identified cost $1,488,615)	$1,488,615
U.S. Agency Securities & Bonds (identified cost $6,308,040)	6,322,683
Common Stocks & Mutual Funds (identified cost $18,633,762)	49,902,330
Investments at fair-value-affiliated (Note 2):
Common Stocks & Mutual Funds (identified cost $71,399)	2,727,915

Total Investments	60,441,543
Cash	55,583
Accrued interest and dividends receivable	129,853
Prepaid insurance	8,988
Other assets	14,694

Total	60,650,661

LIABILITIES
Covered Call Options written at fair value (premium rec’d $59,450)	12,500
Dividends Payable	7,047
Accrued expenses and taxes (Note 1)	74,746

Total	94,293

NET ASSETS	$60,556,368

COMPONENTS OF NET ASSETS
Paid-in Capital	$18,178,515
Accumulated Undistributed Net Investment Income	221,132
Net Accumulated Realized Gain on Investments and written options	8,170,044
Net Unrealized Appreciation on Investments and written options	33,986,677

Net assets (with investments at fair value) equivalent to $1,305.23 per share on shares of 46,395 $10 par value capital stock outstanding at June 30, 2008 (authorized 232,000 shares)	$60,556,368

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2008

SHORT TERM SECURITIES — 2.46%

Number of		Identified	Fair Value
Shares		Cost	(Note 1)

365	Blackrock Fed Fund #30	$365	$365
1,779	Blackrock Fed. Sec. Fund #11	1,779	1,779
448,380	PNC Money Market Fund	448,380	448,380
1,037,765	PFPC Money Market Funds	1,037,765	1,037,765
326	Vanguard Money Market Fund	326	326

	Total short-term securities	1,488,615	1,488,615

BONDS — 10.44%

Principal
Amount

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.28%
60,000	U.S. Federal Home Loan Mortgage 4% due 6/3/2011	58,021	59,852
150,000	U.S. Federal Home Loan Bank Bond 5% due 1/29/2014	143,321	150,063
40,000	U.S. Federal Home Loan Bank Bond 5% due 2/25/2014	38,184	40,017
69,000	U.S. Federal Home Loan Bank Bond 5% due 10/15/2014	65,702	69,022
263,365	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	269,734	270,469
539,857	U.S. Federal Home Loan Mortgage Variable rate due 8/1/2019	546,909	554,418
231,281	Government National Mortgage Association 6% due 4/15/2036	238,491	235,085

		1,360,362	1,378,926

	MUNICIPAL BONDS — 8.16%
25,000	Addison Alton Zero-A due 11/15/2011	20,965	21,312
70,000	Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	73,936	74,083
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	41,926	43,033

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2008

BONDS — (Continued)

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

95,000	Dallas Ft. Worth Arpt 6.6% due 11/1/2012	$100,461	$96,282
30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	21,752	21,769
225,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	228,984	229,311
225,000	Glendale Wis Cmnty Dev Auth 4.9% due 10/1/2011,	225,000	226,091
90,000	Los Alamos 5.15% due 7/1/2012	90,477	91,725
275,000	Machesney Park Ill 4.88% due 12/1/2010	275,000	275,528
300,000	Massachusetts St. Housing 5.962% due 6/1/2017	300,000	320,103
300,000	Montana State Board of Housing 5.5% due 12/1/2037	304,481	301,119
300,000	Verizon New Jersey 8% due 6/1/2022	355,004	334,467
70,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	70,000	70,428
150,000	City of North Little Rock AR variable due 07/20/2014,	109,160	106,610
245,000	Ohio Hsg. Agy. Mtg. 5.08% due 9/1/2013	241,910	244,169
300,000	Ohio Hsg. Agy Mtg. 5.57% due 9/1/2038	300,000	300,096
340,000	Peoria Ill School Distr. zero coupon due 1/1/2011	305,116	306,860
150,000	Rogers County OK Hsg 7/15/2014 zero coupon due 07/15/2014	109,623	110,222
100,000	Sparks Regl. Med Ctr 6.65% due 6/15/2012	100,725	99,379
310,000	Texas St Vets Hsg 7% due 12/01/2010	328,300	325,097
320,000	University of Oklahoma 5.6% due 7/1/2020	320,180	322,048

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2008

BONDS — Concluded

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

120,000	Utah Hsg. Corp.Sgl. Fam. Mtg. 4.78% due 7/1/2015	$118,595	$120,722
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	273,353
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	245,314
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	79,992
300,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	306,083	304,644

		4,947,678	4,943,757

	Total Bonds	6,308,040	6,322,683

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2008

COMMON STOCKS & MUTUAL FUNDS — 86.91%

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

	PETROLEUM AND MINING — 18.76%
111,806	Exxon Mobil Corp	$147,560	$9,853,463
20,000	Penn Virginia Corp	2,292	1,508,400

	Total	149,852	11,361,863

	BANKING, INSURANCE AND FINANCIAL HOLDING COMPANIES — 25.11%
243,544	PNC Financial Services Group Inc.	147,180	13,906,362
20,000	Marsh & McLennan Companies Inc.	262,439	531,000
12,000	State Street Corp.	88,500	767,880

	Total	498,119	15,205,242

	MANUFACTURING AND DIVERSIFIED — 22.94%
13,800	American Express Co.	671,446	519,846
4,800	Anheuser-Busch Cos	225,169	298,176
9,200	Avery Dennison	510,513	404,156
12,500	Bemis Company	355,427	280,250
160	Berkshire Hathaway B*	352,582	641,920
24,400	Briggs & Stratton Corp.	429,177	309,392
11,500	Carnival Corp.	460,213	379,040
9,300	Colgate Palmolive Co.	512,040	642,630
21,900	Dell, Inc.*	587,201	479,172
10,800	Diebold Inc.	545,044	384,264
12,700	Dover Corp.	219,203	614,299
18,000	Dow Chemical Co.	116,338	628,380
7,500	Emerson Electric Co.	57,084	370,875
17,500	General Electric Co.	597,934	467,075
32,300	Harte Hanks Inc.	587,194	369,835
9,100	Illinois Tool Works	472,224	432,341
10,000	Int’l Business Machines Corp.	256,675	1,185,300
9,900	Int’l Speedway Corp.	439,443	386,397
13,500	Jones Apparel Group	340,293	185,625
11,800	Kimberly-Clark Corp.	563,144	705,404
22,000	Microsoft Corp.	726,906	605,220

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2008

COMMON STOCKS & MUTUAL FUNDS — Continued

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

21,700	Molex Inc. Class A	$556,122	$497,147
24,000	Pitney Bowes Inc.	750,286	818,400
15,400	Quest Diagnostics Inc.	804,296	746,438
32,000	Steelcase Inc. Class A	386,240	320,960
7,775	Tyco Electronics	260,250	278,501
8,100	Tyco Int’l Ltd.	359,232	324,324
11,000	WalMart Stores Inc.	550,946	618,200

	Total	12,692,622	13,893,567

	DRUGS AND PHARMACEUTICALS — 2.82%
5,000	Becton Dickinson & Co.	133,906	406,500
12,600	Johnson and Johnson	69,355	810,684
13,000	Merck & Co. Inc.	138,569	489,970

		341,830	1,707,154

	ADVERTISING & COMMUNICATIONS — 2.43%
378	Fairpoint Communications Inc.	3,239	2,725
20,000	Verizon Communications Inc.	168,118	708,000
25,812	Vodaphone Group PLC.	689,960	760,422

		861,317	1,471,147

	FOOD/RETAIL MERCHANDISING — 3.11%
18,000	Coca Cola Co.	21,581	935,640
22,000	Family Dollar	580,858	438,680
9,000	McDonalds Corp.	122,304	505,980

		724,743	1,880,300

	INTERNATIONAL — 7.24%
66,619	Artisan International Funds	1,450,000	1,740,099
34,528	Harbor International Funds	1,510,000	2,282,972
7,730	Vanguard Emerging Mkts. ETF	405,279	359,986

		3,365,279	4,383,057

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2008

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

	DIVERSIFIED HOLDING — 4.50%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 2)	$71,399	$2,727,915

	Total Common Stocks and Mutual Funds	18,705,161	52,630,245

	Total Investments	26,501,816	60,441,543

	Other assets in excess of liabilities 0.18%		114,825

	NET ASSETS (100)%		$60,556,368

* Non-income producing.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008
(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$715,662
Dividends from affiliates (Note 2)	36,600
Interest	168,119

Total assets	920,381

Expenses:
Accounting	27,587
Compensation	70,225
Compliance fees	25,539
Custodian	13,609
Directors’ fees	36,000
Insurance	13,690
Investment advisory fees (Note 8)	66,380
Professional Fees	67,296
Taxes other than income taxes	2,769
Other office and administrative	42,644

Total expenses	365,739

Net investment income	554,642

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investment transactions	1,755,859
In-kind transfers	1,213,439
Written options	48,639

Net realized gain	3,017,937

Net change in unrealized appreciation/depreciation on:
Investments	(8,407,887)
Written options	32,960

Net change in unrealized appreciation/depreciation	(8,374,927)

Net realized and unrealized loss	(5,356,990)
Capital gains tax payable on behalf of shareholders (Note 1)	—

Net decrease in net assets resulting from operations	$(4,802,348)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2008 and
the Year Ended December 31, 2007
(Unaudited)

	2008	2007

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$554,642	$1,228,930
Net realized gain on investments	3,017,937	2,583,956
Increase (decrease) in net unrealized appreciation on investments	(8,374,927)	(452,050)
Capital gains tax payable on behalf of shareholders (Note 1)	—	(345,879)

Net increase (decrease) in net assets resulting from operations	(4,802,348)	3,014,957
Undistributed investment income included in price of shares redeemed	(7,226)	(14,956)
Realized gain from security transactions Included in price of shares redeemed	(26,648)	(6,042)
Dividends to shareholders from net investment income	(326,375)	(1,213,883)
Dividends to shareholders from short-term capital gains	—	(1,077,365)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(1,269,365)	(672,761)

Total increase (decrease) in net assets	(6,431,962)	29,950
Net Assets:
Beginning of year	66,988,330	66,958,380

End of year [including undistributed net investment income of $221,132 and $91 respectively]	$60,556,368	$66,988,330

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2008

1. SIGNIFICANT ACCOUNTING POLICIES
The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 952 shares of capital stock redeemed during the period ended June 30, 2008.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
Equity securities that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2008, The Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See note 2)

Federal Income Taxes
No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders

NOTES TO FINANCIAL STATEMENTS — Continued

and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

FASB Interpretation No. 48
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes”. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 was adopted by the Company on January 1, 2007. Management has concluded that as of June 30, 2008, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2004 through December 31, 2007.

Equalization
The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company’s financial statements include amounts that are based on management’s best estimates and judgments. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS — Continued

Bond Maturity Dates
Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.

Investing in Government Sponsored Agency Securities
The Company may invest in securities issued by the Federal Home Loan Banks (“FHLB’s”) and similar United States Government sponsored entities. FHLB’s and other similar sponsored entities, although chartered and sponsored by U.S. Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by FHLB’s are neither guaranteed nor insured by the United States Government.

Other
As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses are based on the specific identified cost method for both Financial and Federal income tax purposes.

2. NON-MARKETABLE SECURITY OF AFFILIATE
There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

					For the
					Period Ended
					June 30,
		June 30, 2008			2008
		Percent	Identified	Fair	Dividend
Shares		Owned	Cost	Value	Income

732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,727,915	$36,600

NOTES TO FINANCIAL STATEMENTS — Continued

3. COVERED CALLS WRITTEN

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2008, the Company has written covered calls as follows:

	Expiration	Exercise	Premium	Number of	Fair
Common Stock	Date	Price	Received	Contracts	Value

Int’l Business Machines Corp.	10/18/08	$125.00	$18,650	2,500	$11,250
State Street	8/16/08	$85.00	$40,800	5,000	1,250

			$59,450		$12,500

Transactions in written covered calls for the six months ended June 30, 2008 were as follow:

	Contracts	Premium

Outstanding at December 31, 2007	6,500	26,840
Covered calls written during the period	12,500	81,249
Covered calls exercised during the period	—	—
Covered calls expired during the period	(11,500)	(48,639)
Covered calls closed during the period	—	—

Outstanding at June 30, 2008	7,500	59,450

NOTES TO FINANCIAL STATEMENTS — Continued

4. PURCHASES AND SALES OF SECURITIES
The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2008 were:

	Historical
	Cost of	Proceeds from	Cost of
	Investments	Sales and	Securities Sold
	Purchased	Maturities	and Matured

Common stocks and mutual funds	$3,065,534	$4,945,513	$3,204,310
U.S. Government & Agency Obligations	242,591	639,011	625,985
Municipal bonds	1,804,500	1,145,000	1,143,370
Short-term securities	1,537,893	2,885,411	2,885,411

Total	$6,650,518	$9,614,935	$7,859,076

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the period ended June 30, 2008, the company distributed common stocks with fair value of $1,224,839 and cost of $11,400. The related gain of $1,213,439 has been disclosed in the Company’s Statement of Operations.

5. DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Six Months	For the Year
	Ended	Ended
	June 30, 2008	December 31, 2007

Distributions paid from Ordinary Income	$326,375	$2,291,248

NOTES TO FINANCIAL STATEMENTS — Continued

6. TAX MATTERS
For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of investments at June 30, 2008 was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$26,501,816	$35,906,813	$1,967,086	$33,939,727

At June 30, 2008, there were no differences in the components of undistributable earnings on the tax basis as compared to the book basis.

7. LEASE
The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space was $15,000.

8.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2008
Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $70,225.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%. Cooke & Bieler, L.P. earned $56,324 for their services during the six months ended June 30, 2008.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of .3 of 1%. Schroder Investment Management North America Inc. earned $10,056 for their services during the six months ended June 30, 2008.

9. RECENT ACCOUNTING PRONOUNCEMENTS

The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to

NOTES TO FINANCIAL STATEMENTS — Continued

establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Company’s investments carried at value:

	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instuments

Level 1 — Quoted Prices	$51,390,945	$12,500
Level 2 — Other Significant Observable Inputs	6,322,683	—
Level 3 — Significant Unobservable Inputs	2,727,915	—

Total	$60,441,543	$12,500

NOTES TO FINANCIAL STATEMENTS — Continued

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2008 were as follows:

Investments
in
Securities

Beginning Balance, 12/31/07	$2,736,216
Net Purchases (Sales)	—
Total Realized and Unrealized Loss	(8,301)

Ending Balance, 6/30/2008	$2,727,915

10. INTEREST RATE RISK
The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months
	Ended
	June 30, 2008	Years Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Investment Income	$19.84	$42.43	$41.58	$35.65	$34.94	$34.64
Expenses	7.88	16.47	14.14	12.11	11.25	9.55

Net Investment Income	11.96	25.96	27.44	23.54	23.69	25.09
Dividends from net investment income	(7.00)	(25.54)	(27.16)	(22.21)	(22.48)	(24.89)
Dividends from short-term capital gains	—	(22.75)	(16.85)	(7.24)	(9.02)	(6.44)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	(114.57)	36.84	189.55	34.98	60.00	189.87

Net increase (decrease) in net assets value	(109.61)	14.51	172.98	29.07	52.19	183.63
Net assets value:
Beginning of year	1,414.84	1,400.33	1,227.35	1,198.28	1,146.09	962.46

End of year	$1,305.23	$1,414.84	$1,400.33	$1,227.35	$1,198.28	$1,146.09

Net Assets at end of Period (in millions)	$60.6	$66.9	$66.9	$59.6	$58.6	$56.5
Annual ratio of Net expenses to average net assets	1.14%	1.22%*	1.05%	1.02%	0.98%	0.91%
Annual ratio of net investment income to average net assets	1.73%	1.92%	2.03%	1.98%	2.06%	2.38%
Portfolio turnover rate†	8.11%	18.10%	18.94%	18.61%	10.14%	7.28%
Total Investment Return†	(7.25%)	4.49%	17.74%	4.88%	7.30%	22.33%
Number of shares outstanding at end of period in thousands	46	47	48	49	49	49

*	Net of 0.04% of expenses reimbursed.

†	Not annualized for six months ended June 30, 2008.

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2008
(Unaudited)

PURCHASES

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2008
	Number of Shares

Artisan International Fund	5,165	66,619
American Express	5,000	13,800
Avery Dennison	2,100	9,200
Bemis Company	3,000	12,500
Briggs & Stratton	24,400	24,400
Carnival Corp	7,500	11,500
Dover Corp	2,900	12,700
Family Dollar	14,000	22,000
Harbor International Fund	2,461	34,528
International Speedway Corp.	2,000	9,900
Jones Apparel Group	2,700	13,500
Microsoft Inc.	22,000	22,000
Tyco Electronics	3,000	7,775
Vanguard Emerging Markets ETF	1,326	7,730
WalMart Stores Inc.	2,400	11,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2008
(Unaudited)

SALES

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2008
	Number of Shares

American Express	1,900	13,800
Anheuser-Busch	4,800	4,800
Becton Dickinson & Co.	2,500	5,000
Berskshire Hathaway B	40	160
Carnival Corp	7,500	11,500
Colgate Palmolive Co	1,800	9,300
Duke Energy	12,500	—
Emerson Electric	3,500	7,500
Exxon Mobil	5,000	111,806
Family Dollar	7,000	22,000
Gannett Inc.	7,000	—
Hasbro	16,700	—
Jones Apparel Group	2,700	13,500
McDonalds Corp	9,100	9,000
Microsoft Inc.	22,000	22,000
Pall Corp	10,000	—
Spectra Energy Corp	6,250	—
WalMart Stores Inc.	2,400	11,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2008
(Unaudited)

CORPORATE ACTIONS

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2008
	Number of Shares

Vanguard Emerging Markets ETF (2-1 split)	3,865	7,730

PURCHASES

BONDS

	Changes	Balance
	During	June 30,
	the Period	2008
	Number of Units

Citizens Ppty Ins Corp Fla Rev Variable%, 7/1/2024	300,000	—
Denver Co City & Cnty Arpt Variable%, 11/15/2024	300,000	—
Government National Mtg Assoc 6%, 4/15/2036	235,347	231,281
Michigan Mun Bd Auth Variable%, 3/1/2047	300,000	—
Montana St Brd Housing 5.5%, 12/1/2037	300,000	300,000
Wisconsin St Gen 5.2%, 5/1/2018	275,000	275,000
Wyoming Cmnty Dev Authority 4.65%, 12/1/2014	245,000	245,000
Wyoming Cmnty Dev Authority 4.80%, 6/1/2015	80,000	80,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2008
(Unaudited)

CALLS/SALES/MATURITIES

BONDS

	Changes	Balance
	During	June 30,
	the Period	2008
	Number of Units

Citizens Ppty Ins Corp Fla Rev Variable%, 7/1/2024	300,000	—
Cuyahoga Cnty OH Econ Dev 7.35%, 6/1/2012	15,000	70,000
Denver Co City & Cnty Arpt Variable%, 11/15/2024	300,000	—
Fulton Cnty GA Dev Auth 5.75%, 3/1/2014	45,000	225,000
Michigan Mun Bd Auth Variable%, 3/1/2047	300,000	—
Texas St Go Series A 7%, 12/1/2010	55,000	310,000
Utah Hsg Corp Sgl Fam Mtg 4.78%, 7/1/2015	130,000	120,000
Federal Natl Mort Assoc 4.5%, 9/26/2011	65,000	—
Federal Farm Credit Bank 3.55%, 4/7/2009	50,000	—
Fed. Home Loan Mort Corp 4%, 10/7/2009	60,000	—
Federal Natl Mort Assoc 5%, 9/26/2014	60,000	—
Federal Natl Mort Assoc 4.5%, 12/30/2009	50,000	—
Fed. Home Loan Bank Bonds 3.49%, 4/15/2009	25,000	—
Fed. Home Loan Bank Bonds 4.375%, 3/9/2010	50,000	—
Federal Natl Mort Assoc 3.4%, 3/24/2009	50,000	—
Fed. Home Loan Mtg Corp 6.0%, 7/1/2019	8,635	263,365
Fed. Home Loan Mtg Corp Var%, 8/1/2019	17,739	539,857
Fed. Home Loan Bank Bonds 5.08%, 11/26/2012	178,572	—
Fed. Home Loan Bank Bonds 4.1%, 11/2/2009	20,000	—
Government National Mtg Assoc 6%, 4/15/2036	4,066	231,281

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Term of
	Office and		Other Directorships Held by
	Length of	Principal Occupation(s)	Director or Nominee for
Name, Address[1], Position(s) Held with the Fund, and Age	Time Served	During Past 5 Years	Director

Interested Directors[2]
Charles E. Mather III Director and President Age: 73	2008 27 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 71	2010 14 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 55	2009 18 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 72	2009 12 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc. and Philadelphia Consolidated Holdings, Inc.

Peter Bedell Director Age: 70	2010 3 years	Chairman Emeritus, Walnut Asset Management and Rutherford Brown & Catherwood, LLC with which he has been associated for more than five years	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

*  *  *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL
SHAREHOLDERS MEETING

Of 47,318 shares of common stock of the company outstanding and entitled to vote, a total of 42,741 were represented either in person or by proxy at the annual shareholders meeting held on April 16, 2008.

Votes totaling 42,416 were cast for Charles E. Mather III to serve as director of the company for a three-year period.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 16, 2008, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15© of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

In reviewing whether to renew the C&B Advisory Agreement, the Board noted that the one-year investment return was 7.66%, 3 year, 9.01%, and 5 year, 12.03%. The Board also received C&B’s latest returns, that is, 7.32% for the last three years. The Board concluded the quality of the services was acceptable.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

In reviewing whether to renew the Schroders’ Advisory Agreement, the Board considered the nature and quality of the advisory services provided. It was noted that the one-year investment return was 8.09% for 2007. This exceeded the Lehman Brothers Aggregate Bond benchmark. The Board also received Schroders’ latest returns. The Board concluded the quality of the services was acceptable.

Schroders states that it continues to be a financially sound entity. Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

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